Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS
For the six months ended 30 June 2021
Net interest income

2,023 1,039 (7) 244 (58) 3,241
Non-interest income 7,583 1,063 1,310 4,476 (99) 14,333
Income 9,606 2,102 1,303 4,720 (158) 17,574
Credit loss (expense) / release 16 69 0 23 (1) 108
Total operating income

9,622 2,171 1,303 4,743 (158) 17,681
Total operating expenses 6,918 1,284 820 3,663 105 12,790
Operating profit / (loss) before tax 2,704 888 482 1,080 (263) 4,891
Tax expense / (benefit)

1,053
Net profit / (loss) 3,838
As of 30 June 2021
Total assets 375,076 221,958 29,468 343,886 116,130 1,086,519
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS
For the six months ended 30 June 2020
Net interest income 2,054 1,029 (9) 3 (354) 2,722
Non-interest income 6,553 886 1,048 4,914 (246) 13,155
Income 8,606 1,914 1,038 4,917 (600) 15,877
Credit loss (expense) / release (117) (187) 0 (200) (35) (540)
Total operating income

8,489 1,727 1,038 4,718 (635) 15,337
Total operating expenses 6,391 1,155 724 3,396 80 11,747
Operating profit / (loss) before tax 2,098 572 314 1,321 (715) 3,591
Tax expense / (benefit)

757
Net profit / (loss) 2,833
As of 31 December 2020
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765